Condensed Consolidated Statements of Income and Comprehensive Income - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Ifrs Statement Line Items
Revenue (Note 10)	$ 352.3	$ 347.1	$ 691.1	$ 656.0
Costs of sales
Costs of sales (Note 11)	45.5	47.3	89.1	87.9
Depletion and depreciation	69.6	77.2	144.2	148.4
Total costs of sales	115.1	124.5	233.3	236.3
Gross profit	237.2	222.6	457.8	419.7
Other operating expenses (income)
General and administrative expenses	5.8	5.4	11.4	9.6
Share-based compensation expenses (Note 12)		5.0	4.3	7.0
Impairment charges		7.5		7.5
Gain on sale of gold bullion	(0.2)	(0.6)	(1.5)	(1.2)
Total other operating expenses	5.6	17.3	14.2	22.9
Operating income	231.6	205.3	443.6	396.8
Foreign exchange (loss) gain and other income (expenses)	(0.4)	(1.2)	5.8	(1.3)
Income before finance items and income taxes	231.2	204.1	449.4	395.5
Finance items (Note 14)
Finance income	2.8	1.7	3.5	2.4
Finance expenses	(0.8)	(1.1)	(1.7)	(1.9)
Net income before income taxes	233.2	204.7	451.2	396.0
Income tax expense (Note 15)	36.7	29.4	72.7	49.2
Net income	196.5	175.3	378.5	346.8
Items that may be reclassified subsequently to profit and loss:
Currency translation adjustment	(49.2)	17.7	(27.0)	27.1
Items that will not be reclassified subsequently to profit and loss:
(Loss) gain on changes in the fair value of equity investments at fair value through other comprehensive income ("FVTOCI"), net of income tax (Note 5)	(76.8)	46.7	(57.1)	65.3
Other comprehensive (loss) income, net of taxes	(126.0)	64.4	(84.1)	92.4
Comprehensive income	$ 70.5	$ 239.7	$ 294.4	$ 439.2
Earnings per share (Note 17)
Basic earnings per share (in dollars per share)	$ 1.03	$ 0.92	$ 1.98	$ 1.82
Diluted earnings per share (in dollars per share)	$ 1.02	$ 0.92	$ 1.97	$ 1.81
Weighted average number of shares outstanding (Note 17)
Weighted average basic number of shares outstanding	191.5	191.0	191.4	191.0
Weighted average diluted number of shares outstanding	191.9	191.4	191.8	191.3